Debt - Mortgage Funding Arrangements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2012	Jul. 31, 2013	Jun. 24, 2013	Feb. 28, 2013
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 60,000,000
Short-term Debt	579,061,000	208,107,000
Secured borrowings
Line of Credit Facility [Line Items]
Short-term Debt	342,393,000	102,675,000
Warehouse lines of credit
Line of Credit Facility [Line Items]
Short-term Debt	7,056,000	0
Secured borrowings
Line of Credit Facility [Line Items]
Number of lenders	5
Maximum borrowing capacity	967,000,000
Amount outstanding on line of credit	572,562,000
Merchants Bank of Indiana
Line of Credit Facility [Line Items]
Loan participation limit	400,000,000
Merchants Bank of Indiana | Secured borrowings
Line of Credit Facility [Line Items]
Short-term Debt	342,393,000
Merchants Bank of Indiana | Secured borrowings
Line of Credit Facility [Line Items]
Amount outstanding on line of credit	343,433,000
Merchants Bank of Indiana | Secured borrowings | Warehouse lines of credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	2,000,000
Amount outstanding on line of credit	1,040,000
Interest rate on line of credit (in percent)	4.25%
Barclays Bank PLC
Line of Credit Facility [Line Items]
Loan participation limit				300,000,000
Barclays Bank PLC | Secured borrowings
Line of Credit Facility [Line Items]
Amount outstanding on line of credit	164,646,000
Bank of America, N.A.
Line of Credit Facility [Line Items]
Loan participation limit					100,000,000	100,000,000
Bank of America, N.A. | Secured borrowings
Line of Credit Facility [Line Items]
Amount outstanding on line of credit	58,467,000
Flagstar Bank | Warehouse lines of credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	50,000,000
Flagstar Bank | Secured borrowings
Line of Credit Facility [Line Items]
Amount outstanding on line of credit	1,408,000
First Tennessee Bank | Warehouse lines of credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	15,000,000
First Tennessee Bank | Secured borrowings
Line of Credit Facility [Line Items]
Amount outstanding on line of credit	$ 4,608,000